      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 18, 2010

                                           Registration No. 333-74295; 811-09253

------------------------------------------------------------------------------------------------------------------

                                    SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ---------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     []

PRE-EFFECTIVE AMENDMENT NO.                                                 []

                           --

POST-EFFECTIVE AMENDMENT NO. 160                                           [x]

                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             []

AMENDMENT NO. 161                                                           [x]

                                ---------------

                            WELLS FARGO FUNDS TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               525 MARKET STREET

                             SAN FRANCISCO, CA 94105

          (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE)

                                ---------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 222-8222

                                C. DAVID MESSMAN

                       WELLS FARGO FUNDS MANAGEMENT, LLC

                         525 MARKET STREET, 12TH FLOOR

                            SAN FRANCISCO, CA 94105

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH A COPY TO:

                             MARCO E. ADELFIO, ESQ.

                              GOODWIN PROCTER LLP

                           901 NEW YORK AVENUE, N.W.

                             WASHINGTON, D.C. 20001

It is proposed that this filing will become effective (check appropriate box):

[]   Immediately upon filing pursuant to Rule 485(b), or

[x] on June 25, 2010, pursuant to Rule 485(b)

[]   60 days after filing pursuant to Rule 485(a)(1), or

[]   on [date], pursuant to Rule 485(a)(1)

[]   75 days after filing pursuant to Rule 485(a)(2), or

[]   on [date], pursuant to Rule 485(a)(2)

If appropriate, check the following box:

[x] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Explanatory Note: The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 151 to the Registration Statement, with respect to the Wells Fargo Advantage Large Company Growth Fund, until June 25, 2010. Parts A, B, and C of the Registrant's Post-Effective Amendment No. 151 under the Securities Act of 1933 and Amendment No. 152 under the Investment Company Act of 1940, with respect to the Wells Fargo Advantage Large Company Growth Fund, filed April 9, 2010, are incorporated by reference herein.

------------------------------------------------------------------------------------------------------------------


                                  SIGNATURES

                                   ---------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 18th day of June, 2010.

                                WELLS FARGO FUNDS TRUST

                                By:   /s/ Carol J. Lorts

                                      --------------------

                                      Carol J. Lorts

                                      Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this

Post-Effective Amendment No. 160 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                           TITLE                          DATE

----------------------------------- ------------------------------ -------

                  *                 Trustee

---------------------------------

Peter G. Gordon

                  *                  Trustee

---------------------------------

Isaiah Harris, Jr.

                  *                 Trustee

---------------------------------

Judith M. Johnson

                  *                 Trustee

---------------------------------

David F. Larcker

                  *                 Trustee

---------------------------------

Olivia S. Mitchell

                  *                 Trustee

---------------------------------

Timothy J. Penny

                  *                 Trustee

---------------------------------

Donald C. Willeke

                  *                 President

---------------------------------   (Principal Executive Officer)

Karla M. Rabusch

                  *                 Treasurer                      6/18/10

---------------------------------   (Principal Financial Officer)

Kasey Phillips






* By:   /s/ Carol J. Lorts

        --------------------

        Carol J. Lorts

        As Attorney-in-Fact

        June 18, 2010